NOTE 27 MANAGEMENT OF CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 27 MANAGEMENT OF CAPITAL
Disclosure of detailed information about capital
	As at December 31,
	2020	2019
	$	$
Deficit	(5,490,401)	(3,514,913)
Notes payable	708,361	969,891
Convertible debentures payable	-	427,320
Convertible notes payable	200,530	192,717
Current portion of loans payable	992,070	761,711
Loans payable	1,140,157	-
	(2,449,283)	(1,163,274)
Less: Cash	(4,889,824)	(179,153)
	(7,339,107)	(1,342,427)